Summary of significant accounting policies - Effect of change in estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Gross profit	$ 71,956,108	$ 67,936,916	$ 292,466,748
Net income loss	$ (263,353,561)	$ (417,307,378)	$ (81,040,908)
Basic	$ (2.44)	$ (3.89)	$ (0.75)
Diluted	$ (2.44)	$ (3.89)	$ (0.75)
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Summary of significant accounting policies
Gross profit	$ 55,300,000	$ 265,300,000	$ 94,500,000
Net income loss	$ 41,500,000	$ 199,000,000.0	$ 70,900,000
Basic	$ 0.38	$ 1.85	$ 0.66
Diluted	$ 0.38	$ 1.85	$ 0.66